Summary of Significant Accounting Policies - Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounting Policies [Abstract]
Interest income	¥ 1,342,289		¥ 316,193	¥ 46,975
Less: Provision for loan losses	(235,620)		(60,085)	(15,598)
Net interest income (expense) and provision for loan losses	¥ 1,106,669	$ 158,963	¥ 256,108	¥ 31,377